UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 5/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2011 (Unaudited)

DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.1%
California 87.1%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,108,682
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	712,180
Series C, 6.0%, 9/1/2014, INS: AGMC	1,000,000	1,132,040
Series C, 6.0%, 9/1/2016, INS: AGMC	1,000,000	1,124,860
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	3,969,140
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025, INS: AGMC	5,000,000	5,017,950
Beaumont, CA, Utility Authority Revenue, Wastewater Enterprise Project, Series A, 0.19% *, 9/1/2041, LOC: Union Bank of CA NA	3,000,000	3,000,000
Benicia, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2017, INS: FGIC, NATL	1,735,000	1,344,486
Series A, Zero Coupon, 8/1/2018, INS: FGIC, NATL	1,510,000	1,089,163
Big Bear Lake, CA, Water Revenue:
6.0%, 4/1/2015, INS: NATL	3,400,000	3,634,634
6.0%, 4/1/2022, INS: NATL	13,500,000	14,840,685
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, 5.75%, 7/1/2038	2,000,000	2,090,280
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	2,591,760
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014, INS: NATL	2,240,000	2,047,965
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	10,334,700
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	5,000,000	4,382,400
California, Health Facilities Finance Authority Revenue, Kaiser Permanente, Series A, Zero Coupon, 10/1/2012, INS: AMBAC	4,900,000	4,789,358
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,100,040
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,544,925
Series C, 6.5%, 10/1/2033	2,000,000	2,235,440
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,776,139
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014, INS: AMBAC	1,470,000	1,335,039
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	5,200,000	5,424,588
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	10,127,800
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	6,820,000	7,699,439
California, Marin Water District Financing Authority Revenue:
Series A, 5.0%, 7/1/2035	2,830,000	2,922,711
Series A, 5.0%, 7/1/2040	9,675,000	9,934,000
California, Napa Valley Unified School District, Election of 2006:
Series A, Zero Coupon, 8/1/2027	2,340,000	912,600
Series A, Zero Coupon, 8/1/2028	2,745,000	991,631
Series A, Zero Coupon, 8/1/2029	3,390,000	1,139,955
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	10,000,000	10,705,400
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	2,325,000	2,442,250
California, Single Family Housing Revenue, Mortgage Finance Authority, Series B, AMT, 7.3%, 6/1/2031, INS: Fannie Mae, Ginnie Mae	20,000	20,555
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,023,650
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	3,150,000	2,128,140
Series A-1, 5.75%, 6/1/2047	11,485,000	7,917,759
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems, Series AH, 5.25%, 12/1/2035	1,555,000	1,663,586
California, State General Obligation:
Series B-5, 0.17% *, 5/1/2040, LOC: Barclays Bank PLC	2,780,000	2,780,000
6.25%, 11/1/2034	10,000,000	11,019,300
6.5%, 4/1/2033	14,610,000	16,330,766
California, State General Obligation, Various Purposes:
5.0%, 11/1/2026	10,000,000	10,267,200
6.0%, 4/1/2038	7,450,000	7,949,746
6.0%, 11/1/2039	10,000,000	10,711,600
California, State Kindergarten, Series A8, 0.14% *, 5/1/2034, LOC: Citibank NA, California State Teacher's Retirement System	1,000,000	1,000,000
California, State Public Works Board, Lease Revenue, Capital Projects:
Series G-1, 5.75%, 10/1/2030	5,500,000	5,610,715
Series I-1, 6.375%, 11/1/2034	3,000,000	3,174,780
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,656,264
California, State University Revenue, Series A, 5.25%, 11/1/2038	6,500,000	6,494,995
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	6,880,650
California, Statewide Communities Development Authority Revenue, Certificates of Participation, Cedars-Sinai Medical Center, 6.5%, 8/1/2012	3,000,000	3,079,050
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	5,978,040
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	10,746,362
California, Western Municipal Water District Facilities Authority Revenue, Series B, 5.0%, 10/1/2039	19,155,000	19,355,361
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018, INS: FGIC, NATL	3,050,000	2,234,552
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,302,064
Chino Valley, CA, Unified School District, Election of 2002, Series C, 5.25%, 8/1/2030, INS: NATL	5,000,000	5,101,700
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022, INS: Ginnie Mae	2,515,000	3,269,123
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015, INS: NATL	9,240,000	9,963,400
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014, INS: NATL	1,515,000	1,518,106
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2021, INS: AGMC	1,920,000	1,170,451
Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	799,851
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC (a)	10,000,000	10,247,200
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017, INS: NATL	4,000,000	3,156,440
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015, INS: NATL	3,165,000	2,744,910
Zero Coupon, 5/1/2016, INS: NATL	3,335,000	2,751,141
ETM, Zero Coupon, 11/1/2017, INS: NATL	5,500,000	4,841,595
Zero Coupon, 11/1/2018, INS: NATL	4,605,000	3,183,713
ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	5,343,100
Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: AGMC, Radian	10,000,000	8,732,100
ETM, Zero Coupon, 1/1/2020, INS: AGMC, Radian	10,000,000	7,923,600
Foothill, CA, School District General Obligation, Zero Coupon, 8/1/2016, INS: NATL	4,755,000	4,089,205
Foothill, CA, Toll Road Revenue, Eastern Corridor Agency:
Zero Coupon, 1/15/2017, INS: NATL	5,975,000	4,125,020
Zero Coupon, 1/15/2018, INS: NATL	6,250,000	4,013,875
Zero Coupon, 1/15/2025	10,000,000	3,740,800
5.8%, 1/15/2020, INS: NATL	6,500,000	6,477,705
5.875%, 1/15/2026	5,000,000	4,798,450
Foothill-De Anza Community College District, CA, Series C, 5.0%, 8/1/2040 (b)	7,555,000	7,739,115
Fresno, CA, School District General Obligation, Unified School District, Series C, 5.9%, 2/1/2017, INS: NATL	1,760,000	1,976,850
Hayward, CA, Multi-Family Housing Revenue, Shorewood, Series A, 0.2% *, 7/15/2014, INS: Fannie Mae, LIQ: Fannie Mae	2,300,000	2,300,000
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014, INS: FGIC, NATL	400,000	365,036
Las Virgenes, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 11/1/2013, INS: NATL	2,150,000	2,045,123
Los Angeles County, CA, Core City General Obligation Lease, Convention & Exhibition Center Authority, Series A, 6.125%, 8/15/2011, INS: NATL	1,000,000	1,009,920
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,082,750
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	15,000,000	14,920,050
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021, INS: FGIC, NATL	2,000,000	2,535,660
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	7,572,045
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016, INS: FGIC, NATL	1,000,000	832,030
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014, INS: FGIC, NATL	2,045,000	1,875,326
Series A, Zero Coupon, 8/1/2015, INS: FGIC, NATL	2,090,000	1,826,326
Series A, Zero Coupon, 8/1/2016, INS: FGIC, NATL	2,140,000	1,771,535
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014, INS: AMBAC	1,370,000	1,449,172
Murrieta Valley, CA, General Obligation, Unified School District:
Series A, Zero Coupon, 9/1/2016, INS: FGIC, NATL	2,500,000	2,061,550
5.0%, 9/1/2026, INS: AGMC	3,155,000	3,270,347
Napa, CA, Sanitation District, Certificates of Participation, Series A, 0.16% *, 8/1/2028, LOC: Wells Fargo Bank NA	6,500,000	6,500,000
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	265,068
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	955,191
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	9,856,200
Rancho, CA, Water District Financing Authority Revenue, Series A, 5.0%, 8/1/2027, INS: FGIC	11,100,000	11,386,269
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017, INS: FGIC, NATL	1,635,000	1,266,994
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015, INS: NATL	1,750,000	1,489,565
Zero Coupon, 6/1/2016, INS: NATL	2,395,000	1,934,274
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,566,325
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41:
Series B, 0.778% **, 6/1/2039, INS: FGIC, NATL	10,000,000	6,058,700
Series A, 5.0%, 6/1/2026, INS: FGIC, NATL	11,435,000	11,772,104
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series U, 5.0%, 8/15/2026, INS: AGMC	2,615,000	2,723,104
Series G, 6.5%, 9/1/2013, INS: NATL	980,000	1,029,421
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2028, INS: AGMC	2,045,000	2,101,483
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	5,000,000	5,301,550
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016, INS: NATL	2,685,000	2,064,711
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013, INS: AGMC	1,000,000	1,095,850
Series A, 6.0%, 9/1/2014, INS: AGMC	2,195,000	2,473,699
Series A, 6.0%, 9/1/2015, INS: AGMC	1,000,000	1,151,930
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017, INS: NATL	3,560,000	3,713,970
San Bernardino, CA, Other Revenue Lease, Series A, 5.25%, 11/1/2014, INS: NATL	2,330,000	2,393,609
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	798,720
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	768,185
San Diego County, CA, Regional Airport Authority Revenue, Series A, 5.0%, 7/1/2040	11,500,000	10,949,840
San Diego, CA, Community College District, Election of 2002, 5.25%, 8/1/2033 (a)	10,000,000	10,351,600
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.25%, 5/15/2039	10,000,000	10,211,500
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,450,611
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	15,000,000	16,086,450
San Francisco, CA, City & County Multi-Family Housing Revenue, Series 34G, 144A, 0.17% *, 12/1/2018, LIQ: The Goldman Sachs & Co., LOC: The Goldman Sachs & Co.	1,000,000	1,000,000
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 5.0%, 11/1/2039	12,500,000	12,692,500
Series A, 5.125%, 11/1/2039	10,400,000	10,650,848
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, 6.75%, 8/1/2041	1,000,000	1,037,890
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015, INS: NATL	12,065,000	9,586,608
Series A, Zero Coupon, 1/15/2016, INS: NATL	3,485,000	2,575,624
Series A, Zero Coupon, 1/15/2017, INS: NATL	3,965,000	2,700,403
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	1,664,282
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	1,823,795
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	1,410,000	1,749,359
San Leandro, CA, Unified School District, Election of 2006, Convertible Capital Appreciation, Series C, Step-up Coupon, 0% to 8/1/2026, 7.0% to 8/1/2039 , INS: AGC	30,000,000	11,392,500
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	3,424,155
San Ysidro, CA, School District General Obligation, 6.125%, 8/1/2021, INS: AMBAC	1,400,000	1,446,774
Santa Ana, CA, Other General Obligation, Police Administration & Holding Facility, Series A, 6.25%, 7/1/2024, INS: NATL	2,000,000	2,171,640
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,065,893
5.5%, 9/1/2018, INS: NATL	1,060,000	1,110,848
5.6%, 9/1/2019, INS: NATL	1,115,000	1,162,744
5.6%, 9/1/2020, INS: NATL	1,180,000	1,207,246
5.65%, 9/1/2024, INS: NATL	1,445,000	1,404,208
5.65%, 9/1/2025, INS: NATL	1,520,000	1,463,730
5.65%, 9/1/2026, INS: NATL	1,605,000	1,527,671
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012, INS: NATL	3,675,000	3,896,125
Series B, 7.25%, 8/1/2013, INS: NATL	3,400,000	3,739,762
Santaluz, CA, Special Tax Bonds, Santaluz Community Facilities District No. 2, Improvement Area No. 1:
6.25%, 9/1/2021	1,985,000	1,990,201
6.375%, 9/1/2030	4,795,000	4,798,404
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,776,740
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	5,493,609
Series C, 5.0%, 7/1/2035	3,000,000	3,111,930
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	1,120,000	1,353,912
Series A, ETM, 5.75%, 7/1/2021	880,000	1,054,680
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: FGIC, NATL	3,600,000	1,925,892
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015, INS: FGIC, NATL	1,250,000	1,092,300
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	1,778,340
Ukiah, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2016, INS: FGIC, NATL	2,000,000	1,655,640

		668,694,871
Puerto Rico 6.9%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	8,000,000	8,024,640
Puerto Rico, Electric Power Authority Revenue:
Series JJ, 5.375%, 7/1/2017, INS: XLCA	2,105,000	2,337,160
Series JJ, 5.375%, 7/1/2018, INS: XLCA	8,710,000	9,569,416
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority, Series Z, 6.0%, 7/1/2018, INS: AGMC	7,250,000	8,174,592
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	2,740,000	2,675,665
Series A, 6.5%, 8/1/2044	10,000,000	10,663,400
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	8,152,300
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	3,600,000	2,414,736
Puerto Rico, State General Obligation, 5.65%, 7/1/2015, INS: NATL	1,000,000	1,091,330

		53,103,239
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	767,156

Total Municipal Bonds and Notes (Cost $702,491,601)		722,565,266
Municipal Inverse Floating Rate Notes (c) 17.7%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (d)	11,475,000	11,684,080
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962, 144A, 13.623%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (d)	13,870,000	14,580,656
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 17.948%, 4/1/2031, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (d)	17,205,000	17,925,379
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 17.965%, 4/1/2026, Leverage Factor at purchase date: 4 to 1
California, State Community Center, College District, Election of 2002, Series A, 5.0%, 8/1/2026, INS: AGMC (d)	10,630,000	11,096,019
Trust: California, State Community Center, Series 2008-1154, 144A, 9.23%, 8/1/2026, Leverage Factor at purchase date: 2 to 1
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (d)	3,158,944	3,491,182
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (d)	2,257,732	2,495,187
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (d)	1,881,443	2,079,323
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 12.797%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (d)	10,420,000	10,744,166
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.9%, 5/15/2039, Leverage Factor at purchase date: 4 to 1
California, University of California Revenues, Series O, 5.75%, 5/15/2034 (d)	5,000,000	5,419,200
Trust: California, University of California Revenues, Series 3368, 144A, 20.9%, 5/15/2034, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (d)	10,000,000	10,982,700
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.36%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (d)	10,000,000	10,141,300
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 17.87%, 7/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (d)	10,000,000	10,907,100
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 20.9%, 6/1/2034, Leverage Factor at purchase date: 4 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (d)	2,137,063	2,242,228
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (d)	1,944,611	2,040,304
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.233%, 5/1/2027, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (d)	10,002,999	10,425,010
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 13.577%, 8/1/2032, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (d)	10,000,000	10,189,300
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 9.23%, 8/1/2032, Leverage Factor at purchase date: 2 to 1

Total Municipal Inverse Floating Rate Notes (Cost $130,879,372)		136,443,134

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $833,370,973) †	111.8	859,008,400
Other Assets and Liabilities, Net	(11.8)	(90,829,968)

Net Assets	100.0	768,178,432

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of May 31, 2011.

**
These securities are shown at their current rate as of May 31, 2011.  Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $832,244,359.  At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $26,764,041.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $39,002,949 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,238,908.

(a) At May 31, 2011, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b) When-issued security.
(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(d) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
XLCA: XL Capital Assurance
At May 31, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

3/14/2012 3/14/2031	15,000,0001	Fixed — 4.444%	Floating — LIBOR	(860,579)	—	(860,579)
4/27/2012 4/27/2031	8,700,0001	Fixed — 4.352%	Floating — LIBOR	(348,483)	—	(348,483)
4/28/2012 4/28/2031	8,700,0002	Fixed — 4.31%	Floating — LIBOR	(296,259)	—	(296,259)
10/28/2011 10/28/2031	11,000,0002	Fixed — 3.788%	Floating — LIBOR	235,775	—	235,775
4/29/2012 4/29/2032	10,900,0002	Fixed — 4.336%	Floating — LIBOR	(396,517)	—	(396,517)
Total net unrealized depreciation on open interest rate swaps					(1,666,063)

Counterparties:
1	Citigroup, Inc.
2	JPMorgan Chase Securities, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(e)	$—	$859,008,400	$—	$859,008,400
Derivatives(f)	—	235,775	—	235,775
Total	$—	$859,244,175	$—	$859,244,175

Liabilities
Derivatives(f)	$—	$(1,901,838)	$—	$(1,901,838)
Total	$—	$(1,901,838)	$—	$(1,901,838)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2011
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(1,666,063)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 18, 2011